Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018
Reserves
Options issued reserve				$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	$ 41,431,774	$ 41,431,774	$ 41,431,774	41,431,774	41,431,774
Foreign currency translation reserve				1,654,783	1,096,368
Share-based payment reserve	3,229,693	2,703,347	2,703,347	3,331,192	3,229,693
Ending balance				$ 65,533,954	$ 64,874,040
Movement in options issued reserve were as follows:
Opening balance	19,116,205	19,116,205
Ending balance	19,116,205	19,116,205	19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	41,431,774	41,431,774
Ending balance	41,431,774	41,431,774	41,431,774
Movement in foreign currency translation reserve were as follows:
Opening balance	1,096,368	(232,751)
Currency translation differences arising during the year	558,415	1,329,119
Ending balance	1,654,783	1,096,368	(232,751)
Movement in share-based payment reserve were as follows:
Opening balance	3,229,693	2,703,347
Employee options issued during the year	1,581,987	2,263,843
Exercise of vested performance rights	(1,480,488)	(1,737,497)
Ending balance	3,331,192	3,229,693	2,703,347
Movement in accumulated losses were as follows:
Opening balance	(244,584,832)	(231,838,812)
Net loss for the year	(18,343,984)	(12,746,020)	(9,367,206)
Exercise of warrants	690,987
Ending balance	$ (262,237,829)	$ (244,584,832)	$ (231,838,812)